Non-Current Assets - Prepayments - Summary of Non-Current Assets - Prepayments (Details)	Jun. 30, 2021 USD ($)
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Insurance	$ 174,541
Total non-current prepayments	$ 174,541